Net Loss Per Share	3 Months Ended	12 Months Ended
	Nov. 30, 2020	Aug. 31, 2020
Earnings Per Share [Abstract]
Net Loss Per Share	Note 4 - Net Loss Per Share During fiscal years ending November 30, 2020 and November 30, 2019, the Company recorded a net loss. Basic and diluted net loss per share is the same for those periods.	Note 4 - Net Loss Per Share During fiscal years ending August 31, 2020 and August 31, 2019, the Company recorded a net loss. Basic and diluted net loss per share is the same for those periods.